GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
	Gross carrying amount (1)	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$938,000	$(233,418)	$704,582	3-10
Developed Technology	4,595,600	(1,744,631)	2,850,969	9
Film Library	957,000	(195,150)	761,850	11
Trademarks and Tradenames	132,000	(29,633)	102,367	12
Favorable leases	95,000	(59,360)	35,640	3
Other	76,798	(1,920)	74,129	10
	6,794,398	(2,264,112)	4,529,537

Goodwill	$768,091	$—	$768,091

Amortization expense was $184,655 and $182,735 for the three months ended March 31, 2021 and 2020, respectively.

December 31, 2020

	Gross carrying amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$938,000	(207,771)	$730,229	3-10
Developed Technology	4,595,600	(1,616,975)	2,978,625	9
Film Library	957,000	(177,100)	779,900	11
Trademarks and Tradenames	132,000	(26,731)	105,269	12
Favorable leases	95,000	(50,880)	44,120	3
Other	76,798	---	76,798
Total intangible assets, net	$6,794,398	(2,079,457)	$4,714,941

Goodwill	$768,091	—	$768,091	—

December 31, 2020

	Gross carrying amount (1)	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$938,000	(207,771)	$730,229	3-10
Developed Technology	4,595,600	(1,616,975)	2,978,625	9
Film Library	957,000	(177,100)	779,900	11
Trademarks and Tradenames	132,000	(26,731)	105,269	12
Favorable leases	95,000	(50,880)	44,120	3
Other	76,798	---	76,798
	$6,794,398	(2,079,457)	$4,714,941

Goodwill	$768,091	—	$768,091	—

December 31, 2019

	Gross carrying amount (1)	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$1,197,200	(364,383)	$832,817	3-10
Developed Technology	4,595,600	(1,106,351)	3,489,249	9
Film Library	957,000	(104,900)	852,100	11
Trademarks and Tradenames	132,000	(15,123)	116,877	12
Favorable leases	95,000	(16,960)	78,040	3
	$6,976,800	(2,707,717)	$5,369,083

Goodwill	$1,050,366	—	$1,050,366	—

Amortization of intangible assets
2021	$572,479
2022	730,059
2023	719,859
2024	719,859
2025	719,859
Thereafter	1,067,422
$4,529,537

2021	$753,779
2022	730,059
2023	719,859
2024	719,859
2025	719,859
Thereafter	1,071,526
$4,714,941